Nature of Operations (Summary of Noninterest Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Noninterest Income (in scope of Topic 606)	$ 5,663
Net realized gains on sales of securities	213	$ 348
Loan servicing fees	48
Gain on sales of loans	15	67
Earnings on and proceeds from bank-owned life insurance	1,126	1,133
Noninterest Income (out-of-scope of Topic 606)	1,402
Total Other Income	7,065	$ 6,911
Service Charges On Deposit Accounts [Member]
Noninterest Income (in scope of Topic 606)	263
ATM Fees [Member]
Noninterest Income (in scope of Topic 606)	398
Overdraft Fees [Member]
Noninterest Income (in scope of Topic 606)	1,505
Safe Deposit Box Rental [Member]
Noninterest Income (in scope of Topic 606)	96
Loan Related Service Fees [Member]
Noninterest Income (in scope of Topic 606)	515
Debit Card [Member]
Noninterest Income (in scope of Topic 606)	1,330
Fiduciary Activities [Member]
Noninterest Income (in scope of Topic 606)	589
Commissions On Mutual Funds And Annuities [Member]
Noninterest Income (in scope of Topic 606)	185
Other Income [Member]
Noninterest Income (in scope of Topic 606)	$ 782